Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2013
Vanguard Total Bond Market Index Fund - Investor Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Inflation-Protected Securities Fund - Investor Shares | Vanguard Inflation-Protected Securities Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Short-Term Bond Index Fund - Investor Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Total Bond Market Index Fund - Institutional Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Intermediate-Term Bond Index Fund - Investor Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Long-Term Bond Index Fund - Investor Shares | Vanguard Long-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Long-Term Bond Index Fund - Institutional Shares | Vanguard Long-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Total Bond Market Index Fund - Admiral Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Total Bond Market II Index Fund - Investor Shares | Vanguard Total Bond Market II Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Total Bond Market II Index Fund - Institutional Shares | Vanguard Total Bond Market II Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Short-Term Bond Index Fund - Institutional Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Bond Index Fund - Institutional Plus Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Total Bond Market Index Fund - Institutional Plus Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Short-Term Bond Index Fund - ETF Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Bond Index Fund - ETF Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Bond Index Fund - ETF Shares | Vanguard Long-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total Bond Market Index Fund - ETF Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Inflation-Protected Securities Fund - Institutional Shares | Vanguard Inflation-Protected Securities Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Short-Term Bond Index Fund - Signal Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Bond Index Fund - Signal Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total Bond Market Index Fund - Signal Shares | Vanguard Total Bond Market Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Long-Term Bond Index Fund - Institutional Plus Shares | Vanguard Long-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64
Vanguard Inflation-Protected Securities Fund - Admiral Shares | Vanguard Inflation-Protected Securities Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Bond Index Fund - Admiral Shares | Vanguard Short-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares | Vanguard Intermediate-Term Bond Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128